UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT Small Cap Value Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (94.3%)(a)
	Shares	Value

Aerospace and defense (0.5%)

Huntington Ingalls Industries, Inc.	17,132	$1,154,697

		1,154,697
Air freight and logistics (0.6%)

Park-Ohio Holdings Corp.(NON)	30,500	1,171,810

		1,171,810
Auto components (1.2%)

Goodyear Tire & Rubber Co. (The)(NON)	29,600	664,520

Stoneridge, Inc.(NON)	96,154	1,039,425

Tower International, Inc.(NON)	48,425	968,016

		2,671,961
Capital markets (2.7%)

Cowen Group, Inc. Class A(NON)	334,215	1,153,042

Horizon Technology Finance Corp.(S)	83,057	1,106,319

Medley Capital Corp.	76,800	1,059,072

Silvercrest Asset Management Group, Inc. Class A(NON)	65,209	888,799

Solar Capital, Ltd.	72,000	1,596,240

		5,803,472
Chemicals (3.8%)

Advanced Emissions Solutions, Inc.(NON)	11,481	490,468

Cabot Corp.	25,600	1,093,376

HB Fuller Co.	13,500	610,065

Kraton Performance Polymers, Inc.(NON)	53,400	1,046,106

LSB Industries, Inc.(NON)	31,000	1,039,430

Minerals Technologies, Inc.	18,095	893,350

OM Group, Inc.(NON)	29,898	1,009,954

Omnova Solutions, Inc.(NON)	114,119	975,717

RPM International, Inc.	29,239	1,058,452

		8,216,918
Commercial banks (11.1%)

Ameris Bancorp(NON)	67,200	1,235,136

Bancorp, Inc. (The)(NON)	82,285	1,458,090

Chemical Financial Corp.	16,917	472,323

CVB Financial Corp.(S)	110,900	1,499,368

Eagle Bancorp, Inc.	32,340	914,899

Financial Institutions, Inc.	67,500	1,381,050

First Connecticut Bancorp, Inc.	32,400	476,280

First NBC Bank Holding Co.(NON)(S)	54,241	1,322,396

First Niagara Financial Group, Inc.	147,800	1,532,686

First of Long Island Corp. (The)	17,196	668,065

Flushing Financial Corp.	36,700	677,115

Heartland Financial USA, Inc.	32,200	897,092

Independent Bank Group, Inc.	16,224	584,064

Investors Bancorp, Inc.	71,108	1,555,843

Lakeland Financial Corp.	41,800	1,364,770

National Bank Holdings Corp. Class A(S)	45,681	938,288

OFG Bancorp (Puerto Rico)(S)	85,600	1,385,864

Pacific Premier Bancorp, Inc.(NON)	101,800	1,368,192

Popular, Inc. (Puerto Rico)(NON)	48,620	1,275,303

State Bank Financial Corp.	64,600	1,025,202

Synovus Financial Corp.	228,200	753,060

Western Alliance Bancorp(NON)	58,400	1,105,512

		23,890,598
Commercial services and supplies (3.2%)

Deluxe Corp.(S)	44,300	1,845,538

Ennis, Inc.	54,606	985,092

KAR Auction Services, Inc.	58,099	1,638,973

Performant Financial Corp.(NON)	117,904	1,287,512

Pitney Bowes, Inc.(S)	62,000	1,127,780

		6,884,895
Communications equipment (1.4%)

Emcore Corp.(NON)(S)	217,200	975,228

Oplink Communications, Inc.(NON)	68,871	1,296,152

Polycom, Inc.(NON)	74,100	809,172

		3,080,552
Computers and peripherals (1.3%)

BancTec, Inc. 144A(F)(NON)	152,299	152,299

Datalink Corp.(NON)	97,875	1,323,270

Electronics for Imaging, Inc.(NON)	37,900	1,200,672

		2,676,241
Construction and engineering (1.0%)

EMCOR Group, Inc.	27,300	1,068,249

Orion Marine Group, Inc.(NON)	99,800	1,038,918

UniTek Global Services, Inc.(NON)	42,017	50,000

		2,157,167
Construction materials (0.5%)

Caesarstone Sdot-Yam, Ltd. (Israel)(NON)	22,455	1,025,744

		1,025,744
Consumer finance (0.6%)

Encore Capital Group, Inc.(NON)(S)	29,500	1,352,870

		1,352,870
Containers and packaging (0.9%)

Berry Plastics Group, Inc.(NON)	20,065	400,698

Greif, Inc. Class A	14,500	710,935

Rock-Tenn Co. Class A	8,400	850,668

		1,962,301
Distributors (1.6%)

Core-Mark Holding Co., Inc.	14,939	992,547

Stock Building Supply Holdings, Inc.(NON)	75,311	989,587

VOXX International Corp.(NON)	97,647	1,337,764

		3,319,898
Diversified consumer services (0.7%)

Corinthian Colleges, Inc.(NON)(S)	218,300	478,077

Steiner Leisure, Ltd. (Bahamas)(NON)	18,900	1,104,327

		1,582,404
Diversified financial services (0.4%)

PHH Corp.(NON)	36,100	857,014

		857,014
Diversified telecommunication services (0.3%)

Cogent Communication Group, Inc.(S)	20,357	656,513

		656,513
Electric utilities (3.1%)

IDACORP, Inc.	26,400	1,277,760

PNM Resources, Inc.	87,400	1,977,862

Portland General Electric Co.(S)	41,500	1,171,545

UIL Holdings Corp.(S)	25,138	934,631

UNS Energy Corp.	29,634	1,381,537

		6,743,335
Electrical equipment (1.0%)

Coleman Cable, Inc.	58,600	1,237,046

General Cable Corp.(S)	27,400	869,950

		2,106,996
Electronic equipment, instruments, and components (1.1%)

Electro Scientific Industries, Inc.	102,289	1,197,804

TTM Technologies, Inc.(NON)	110,800	1,080,300

		2,278,104
Energy equipment and services (2.0%)

Key Energy Services, Inc.(NON)(S)	97,800	712,962

Matrix Service Co.(NON)	82,500	1,618,650

Pioneer Energy Services Corp.(NON)	96,596	725,436

Tidewater, Inc.	22,536	1,336,159

		4,393,207
Food and staples retail (0.6%)

Spartan Stores, Inc.(S)	61,640	1,359,778

		1,359,778
Food products (0.4%)

Chiquita Brands International, Inc.(NON)	70,726	895,391

		895,391
Gas utilities (0.8%)

Southwest Gas Corp.	35,031	1,751,550

		1,751,550
Health-care equipment and supplies (1.2%)

Cutera, Inc.(NON)	68,784	612,178

PhotoMedex, Inc.(NON)(S)	71,300	1,133,670

Symmetry Medical, Inc.(NON)	102,000	832,320

		2,578,168
Health-care providers and services (2.8%)

Centene Corp.(NON)	20,300	1,298,388

Chemed Corp.(S)	18,976	1,356,784

Ensign Group, Inc. (The)	34,757	1,428,860

Providence Service Corp. (The)(NON)	24,800	711,512

Triple-S Management Corp. Class B (Puerto Rico)(NON)	61,900	1,138,341

		5,933,885
Health-care technology (0.4%)

MedAssets, Inc.(NON)	34,400	874,448

		874,448
Hotels, restaurants, and leisure (0.5%)

Marriott Vacations Worldwide Corp.(NON)	21,899	963,556

		963,556
Household durables (1.2%)

M/I Homes, Inc.(NON)(S)	52,344	1,079,333

Newell Rubbermaid, Inc.	40,088	1,102,420

UCP, Inc. Class A(NON)	25,174	373,582

		2,555,335
Insurance (7.0%)

Allied World Assurance Co. Holdings AG	20,100	1,997,739

American Financial Group, Inc.	24,443	1,321,389

Employers Holdings, Inc.	34,621	1,029,629

Hanover Insurance Group, Inc. (The)	23,900	1,322,148

Health Insurance Innovations, Inc. Class A(NON)	84,431	1,008,950

Maiden Holdings, Ltd. (Bermuda)	100,300	1,184,543

PartnerRe, Ltd.	20,300	1,858,262

Reinsurance Group of America, Inc. Class A	21,273	1,425,078

Stancorp Financial Group(S)	32,000	1,760,640

Validus Holdings, Ltd.(S)	60,814	2,248,902

		15,157,280
Internet software and services (1.6%)

Earthlink, Inc.	92,100	455,895

Perficient, Inc.(NON)	75,300	1,382,508

Web.com Group, Inc.(NON)(S)	46,486	1,503,357

		3,341,760
IT Services (1.9%)

Ciber, Inc.(NON)	218,233	720,169

Convergys Corp.(S)	47,300	886,875

Global Cash Access Holdings, Inc.(NON)	136,800	1,068,408

Unisys Corp.(NON)(S)	59,600	1,501,324

		4,176,776
Machinery (2.6%)

Dynamic Materials Corp.	30,877	715,729

Manitowoc Co., Inc. (The)	40,800	798,864

Navistar International Corp.(NON)(S)	30,000	1,094,400

Rexnord Corp.(NON)	49,711	1,033,989

TriMas Corp.(NON)	26,400	984,720

Wabash National Corp.(NON)(S)	81,300	947,958

		5,575,660
Media (0.6%)

MDC Partners, Inc. Class A	43,400	1,214,332

		1,214,332
Metals and mining (2.4%)

Constellium NV Class A (France)(NON)	71,081	1,378,971

Globe Specialty Metals, Inc.	90,200	1,389,982

Horsehead Holding Corp.(NON)(S)	102,000	1,270,920

Materion Corp.	37,545	1,203,693

		5,243,566
Multi-utilities (0.5%)

Avista Corp.	39,431	1,040,978

		1,040,978
Oil, gas, and consumable fuels (5.6%)

Bill Barrett Corp.(NON)(S)	44,000	1,104,840

Energen Corp.(S)	27,393	2,092,551

EPL Oil & Gas, Inc.(NON)	32,900	1,220,919

EXCO Resources, Inc.(S)	114,600	772,404

Forest Oil Corp.(NON)(S)	112,700	687,470

Gulfport Energy Corp.(NON)	14,800	952,232

Kodiak Oil & Gas Corp.(NON)	151,700	1,829,502

Midstates Petroleum Co., Inc.(NON)(S)	94,300	483,759

Scorpio Tankers, Inc. (Monaco)	110,724	1,080,666

SM Energy Co.	14,901	1,150,208

Stone Energy Corp.(NON)	22,800	739,404

		12,113,955
Pharmaceuticals (0.5%)

Questcor Pharmaceuticals, Inc.(S)	17,200	997,600

		997,600
Professional services (0.6%)

Kforce, Inc.	66,600	1,178,154

		1,178,154
Real estate investment trusts (REITs) (6.2%)

American Assets Trust, Inc.	31,320	955,573

Campus Crest Communities, Inc.(S)	79,406	857,585

Colony Financial, Inc.	59,700	1,192,806

Education Realty Trust, Inc.	79,606	724,415

EPR Properties(S)	21,400	1,043,036

Healthcare Trust of America, Inc. Class A	64,500	678,540

iStar Financial, Inc.(NON)	132,300	1,592,892

MFA Financial, Inc.	129,381	963,888

One Liberty Properties, Inc.	33,688	683,193

Piedmont Office Realty Trust, Inc. Class A(S)	41,800	725,648

RAIT Financial Trust(S)	157,000	1,111,560

Summit Hotel Properties, Inc.	187,310	1,721,379

Two Harbors Investment Corp.	112,600	1,093,346

		13,343,861
Real estate management and development (0.5%)

Forestar Group, Inc.(NON)	24,746	532,781

Howard Hughes Corp. (The)(NON)	5,600	629,272

		1,162,053
Road and rail (1.9%)

Quality Distribution, Inc.(NON)	144,573	1,335,855

Roadrunner Transportation Systems, Inc.(NON)	35,400	999,696

Ryder System, Inc.	14,500	865,650

Saia, Inc.(NON)	30,925	964,242

		4,165,443
Semiconductors and semiconductor equipment (5.6%)

Ambarella, Inc.(NON)(S)	72,095	1,407,294

FormFactor, Inc.(NON)	159,900	1,096,914

GT Advanced Technologies, Inc.(NON)(S)	146,700	1,248,417

Integrated Silicon Solutions, Inc.(NON)	132,400	1,441,836

Magnachip Semiconductor Corp. (South Korea)(NON)	68,585	1,476,635

Omnivision Technologies, Inc.(NON)(S)	71,400	1,093,134

Pericom Semiconductor Corp.(NON)	90,200	703,560

Photronics, Inc.(NON)(S)	125,400	981,882

RF Micro Devices, Inc.(NON)	285,600	1,610,784

Silicon Image, Inc.(NON)	207,000	1,105,380

		12,165,836
Software (2.1%)

Actuate Corp.(NON)	156,900	1,153,215

AVG Technologies NV (Netherlands)(NON)	65,700	1,572,858

Mentor Graphics Corp.	72,800	1,701,336

		4,427,409
Specialty retail (2.3%)

Ascena Retail Group, Inc.(NON)	46,740	931,528

Express, Inc.(NON)	52,600	1,240,834

Lithia Motors, Inc. Class A	13,800	1,006,848

Pep Boys - Manny, Moe & Jack (The)(NON)(S)	66,900	834,243

Select Comfort Corp.(NON)(S)	41,100	1,000,785

		5,014,238
Textiles, apparel, and luxury goods (0.8%)

G-III Apparel Group, Ltd.(NON)	469	25,603

Skechers U.S.A., Inc. Class A(NON)(S)	54,100	1,683,051

		1,708,654
Thrifts and mortgage finance (3.0%)

BofI Holding, Inc.(NON)(S)	16,358	1,060,980

Brookline Bancorp, Inc.	80,800	760,328

EverBank Financial Corp.	60,320	903,594

Meta Financial Group, Inc.	10,518	399,684

Provident New York Bancorp	131,000	1,426,590

Rockville Financial, Inc.	77,400	1,006,200

United Financial Bancorp, Inc.	60,388	976,474

		6,533,850
Trading companies and distributors (1.1%)

HD Supply Holdings, Inc.(NON)(S)	54,100	1,188,577

Rush Enterprises, Inc. Class A(NON)	45,500	1,206,205

		2,394,782
Transportation infrastructure (0.6%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)	115,364	1,368,216

		1,368,216

Total common stocks (cost $160,206,169)		$203,223,211

INVESTMENT COMPANIES (1.4%)(a)
	Shares	Value

American Capital, Ltd.(NON)	106,200	$1,460,250

Hercules Technology Growth Capital, Inc.(S)	67,538	1,029,955

New Mountain Finance Corp.(S)	38,010	547,724

Total investment Companies (cost $2,586,953)		$3,037,929

SHORT-TERM INVESTMENTS (19.1%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)	946,283	$946,283

Putnam Cash Collateral Pool, LLC 0.13%(d)	40,293,954	40,293,954

Total short-term investments (cost $41,240,237)		$41,240,237

TOTAL INVESTMENTS

Total investments (cost $204,033,359)(b)		$247,501,377

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013, through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $215,539,770.
(b)	The aggregate identified cost on a tax basis is $205,613,986, resulting in gross unrealized appreciation and depreciation of $50,224,184 and $8,336,793, respectively, or net unrealized appreciation of $41,887,391.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$2,997,832	$10,896,779	$13,894,611	$458	$—
	Putnam Short Term Investment Fund *	—	67,941,091	66,994,808	1,501	946,283
	Totals	$2,997,832	$78,837,870	$80,889,419	$1,959	$946,283
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $39,334,979.
The fund received cash collateral of $40,293,954, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$19,030,378	$—	$—
Consumer staples	2,255,169	—	—
Energy	16,507,162	—	—
Financials	68,100,998	—	—
Health care	10,384,101	—	—
Industrials	28,157,820	—	—
Information technology	31,994,379	152,299	—
Materials	16,448,529	—	—
Telecommunication services	656,513	—	—
Utilities	9,535,863	—	—
Total common stocks	203,070,912	152,299	—
Investment companies	3,037,929	—	—
Short-term investments	946,283	40,293,954	—

Totals by level	$207,055,124	$40,446,253	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
Note 9: Offsetting of financial and derivative assets and liabilities
		Goldman Sachs Bank USA	Total

Assets:
	Securities on loan	$39,334,979	39,334,979

	Total Assets	$39,334,979	$39,334,979

	Centrally cleared interest rate swap contracts***	—	—
	OTC Total return swap contracts*#	—	—
	OTC Credit default swap contracts*#	—	—
	Centrally cleared credit default swap contracts***	—	—
	Futures contracts***	—	—
	Forward currency contracts#	—	—
	Forward premium swap option contracts#	—	—
	Written swap options#	—	—
	Written equity options#	—	—
	Reverse repurchase agreements	—	—

	Total Liabilities	$—	$—

	Total Financial and Derivative Net Assets	$39,334,979	$39,334,979
	Total collateral received (pledged)##†	$—	$—
	Net amount	$39,334,979	$39,334,979

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013